Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000837276
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 5, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV Shares | ING T. Rowe Price International Stock Portfolio
Average Annual Total Returns % (for the periods ended December 31, 2010)
Average Annual Total Returns Class ADV Shares ING T. Rowe Price International Stock Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class ADV		13.37%			2.40%		Jan 20, 2006
Class ADV MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%			3.48%	[3]
Class ADV MSCI EAFE Index	[2]	7.75%			1.27%	[3]
Class S (adjusted)		13.39%	3.04%		6.82%		May 2, 2005
Class S MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%	4.82%		7.55%	[3]
Class S MSCI EAFE Index	[2]	7.75%	2.46%		4.95%	[3]
[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class ADV Shares | Class ADV | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.37%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 20, 2006
Class ADV Shares | Class ADV | ING T. Rowe Price International Stock Portfolio | MSCI ACW IndexSM ex-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.15%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
since inception	rr_AverageAnnualReturnSinceInception	3.48%	[1],[2],[3]
Class ADV Shares | Class ADV | ING T. Rowe Price International Stock Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Yrs	rr_AverageAnnualReturnYear05		[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	1.27%	[2],[3]
Class ADV Shares | Class S | ING T. Rowe Price International Stock Portfolio | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.39%
5 Yrs	rr_AverageAnnualReturnYear05	3.04%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	6.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Class ADV Shares | Class S | ING T. Rowe Price International Stock Portfolio | MSCI ACW IndexSM ex-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.15%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.82%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
since inception	rr_AverageAnnualReturnSinceInception	7.55%	[1],[2],[3]
Class ADV Shares | Class S | ING T. Rowe Price International Stock Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	4.95%	[2],[3]
Class ADV Shares | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2010)

[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING T. Rowe Price International Stock Portfolio
Average Annual Total Returns % (for the periods ended December 31, 2010)
Average Annual Total Returns Class I Shares ING T. Rowe Price International Stock Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class I		13.92%	3.65%		7.44%		Apr 29, 2005
Class I MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%	4.82%		7.55%	[3]
Class I MSCI EAFE Index	[2]	7.75%	2.46%		4.95%	[3]
[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class I Shares | Class I | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.92%
5 Yrs	rr_AverageAnnualReturnYear05	3.65%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Class I Shares | Class I | ING T. Rowe Price International Stock Portfolio | MSCI ACW IndexSM ex-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.15%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.82%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
since inception	rr_AverageAnnualReturnSinceInception	7.55%	[1],[2],[3]
Class I Shares | Class I | ING T. Rowe Price International Stock Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	4.95%	[2],[3]
Class I Shares | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2010)

[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Shares | ING T. Rowe Price International Stock Portfolio
Average Annual Total Returns % (for the periods ended December 31, 2010)
Average Annual Total Returns Class S Shares ING T. Rowe Price International Stock Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class S		13.78%	3.40%		7.18%		May 2, 2005
Class S MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%	4.82%		7.55%	[3]
Class S MSCI EAFE Index	[2]	7.75%	2.46%		4.95%	[3]
[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class S Shares | Class S | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.78%
5 Yrs	rr_AverageAnnualReturnYear05	3.40%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	7.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Class S Shares | Class S | ING T. Rowe Price International Stock Portfolio | MSCI ACW IndexSM ex-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.15%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.82%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
since inception	rr_AverageAnnualReturnSinceInception	7.55%	[1],[2],[3]
Class S Shares | Class S | ING T. Rowe Price International Stock Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	4.95%	[2],[3]
Class S Shares | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2010)

[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING T. Rowe Price International Stock Portfolio
Average Annual Total Returns % (for the periods ended December 31, 2010)
Average Annual Total Returns Class S2 Shares ING T. Rowe Price International Stock Portfolio		1 Yr	5 Yrs	10 Yrs	since inception		Inception Date
Class S2		13.87%			(1.29%)		Dec 29, 2006
Class S2 MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%			(0.02%)	[3]
Class S2 MSCI EAFE Index	[2]	7.75%			(2.77%)	[3]
Class S (adjusted)		13.62%	3.25%		7.03%		May 2, 2005
Class S MSCI ACW IndexSM ex-U.S.	[1][2]	11.15%	4.82%		7.55%	[3]
Class S MSCI EAFE Index	[2]	7.75%	2.46%		4.95%	[3]
[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class ADV Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class ADV %	13.37	2.40		N/A		01/20/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	3.48	(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	1.27	(3)	N/A		—
Class S (adjusted)%	13.39	3.04		6.82		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class I %	13.92	3.65	7.44		04/29/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs	10 Yrs (or since inception)		Inception Date

Class S %	13.78	3.40	7.18		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82	7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46	4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Class S2 Shares | Class S2 | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.87%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	(1.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2006
Class S2 Shares | Class S2 | ING T. Rowe Price International Stock Portfolio | MSCI ACW IndexSM ex-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.15%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05		[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
since inception	rr_AverageAnnualReturnSinceInception	(0.02%)	[1],[2],[3]
Class S2 Shares | Class S2 | ING T. Rowe Price International Stock Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Yrs	rr_AverageAnnualReturnYear05		[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	(2.77%)	[2],[3]
Class S2 Shares | Class S | ING T. Rowe Price International Stock Portfolio | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.62%
5 Yrs	rr_AverageAnnualReturnYear05	3.25%
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2005
Class S2 Shares | Class S | ING T. Rowe Price International Stock Portfolio | MSCI ACW IndexSM ex-U.S.
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	11.15%	[1],[2]
5 Yrs	rr_AverageAnnualReturnYear05	4.82%	[1],[2]
10 Yrs	rr_AverageAnnualReturnYear10		[1],[2]
since inception	rr_AverageAnnualReturnSinceInception	7.55%	[1],[2],[3]
Class S2 Shares | Class S | ING T. Rowe Price International Stock Portfolio | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.75%	[2]
5 Yrs	rr_AverageAnnualReturnYear05	2.46%	[2]
10 Yrs	rr_AverageAnnualReturnYear10		[2]
since inception	rr_AverageAnnualReturnSinceInception	4.95%	[2],[3]
Class S2 Shares | ING T. Rowe Price International Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000837276_SupplementTextBlock

ING INVESTORS TRUST

ING T. Rowe Price International Stock Portfolio ("Portfolio")

Supplement dated August 5, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

 Service Class ("Class S") and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2011

(each a "Prospectus" and collectively "Prospectuses")

On September 30, 2010, the Board of Trustees of ING Investors Trust (the "Board"), approved a change to the Portfolio's primary benchmark index effective January 21, 2011.

1.               Effective immediately, the section entitled "Performance Information — Average Annual Total Returns" of the Portfolio's Prospectuses is deleted in its entirety and replaced with the following:

Class S2 Prospectus

Average Annual Total Returns %

(for the periods ended December 31, 2010)

	1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date

Class S2%	13.87	(1.29)		N/A		12/29/06
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	(0.02	)(3)	N/A		—
MSCI EAFE® Index(2)%	7.75	(2.77	)(3)	N/A		—
Class S (adjusted)%	13.62	3.25		7.03		05/02/05
MSCI ACW IndexSM ex-U.S.(1),(2)%	11.15	4.82		7.55	(3)	—
MSCI EAFE® Index(2)%	7.75	2.46		4.95	(3)	—

(1)           On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.

(2)           The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(3)           Reflects index performance since the date closest to the Class' inception for which data is available.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (for the periods ended December 31, 2010)

[1]	On January 21, 2011 the Portfolio changed its benchmark from the MSCI EAFE® Index to the MSCI ACW IndexSM ex-U.S. because the MSCI ACW IndexSM ex-U.S. is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	Reflects index performance since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011